As filed with the Securities and Exchange Commission on February 23, 2011

Registration Nos. 033-05033

811-04642

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 63	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 65	☒

(check appropriate box or boxes)

Virtus Variable Insurance Trust

(formerly, The Phoenix Edge Series Fund)

(Exact Name of Registrant as Specified in Charter)

Area Code and Telephone Number: (800) 248-7971

100 Pearl Street

Hartford, CT 06103

(Address of Principal Executive Offices)

Kevin J. Carr, Esq.

Counsel

Virtus Investment Partners, Inc.

100 Pearl Street

Hartford, CT 06103

(Name and Address of Agent for Service)

Copies of All Correspondence to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement.

Title of Securities Being Registered: Shares of the Virtus Premium Alpha Sector Series of the Virtus Variable Insurance Trust.

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b), or
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 63 relates to the following funds:

Virtus Premium AlphaSector Series

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness for this registration statement under Rule 485(b) of the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and the State of Connecticut on the 23rd day of February, 2011.

Virtus Variable Insurance Trust

By:	/s/ George R. Aylward
George R. Aylward President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on the 23rd day of February, 2011.

Signature	Title

/s/ George R. Aylward	President
George R. Aylward

/s/ W. Patrick Bradley	Senior Vice President, Chief Financial Officer, Treasurer and
W. Patrick Bradley	Principal Accounting Officer

Trustee
Roger A. Gelfenbien*

Trustee
Eunice S. Groark*

Trustee
John R. Mallin

Trustee
Hassell H. McClellan*

Trustee and Chairman
Philip R. McLoughlin*

By:	/s/ George R. Aylward

* George R. Aylward, pursuant to Powers of Attorney.

S-1

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase